Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.66%
Communication services: 3.54%
Interactive media & services: 3.54%
Alphabet, Inc. Class C†	260,697	$42,921,154
Consumer discretionary: 4.18%
Automobiles: 3.04%
General Motors Co.	827,159	36,833,390
Household durables: 1.14%
D.R. Horton, Inc.	96,817	13,795,455
Consumer staples: 7.96%
Beverages: 2.21%
Keurig Dr Pepper, Inc.	793,314	26,734,682
Consumer staples distribution & retail : 2.99%
Walmart, Inc.	609,666	36,183,677
Personal care products: 2.76%
Unilever PLC ADR	646,198	33,505,366
Energy: 7.77%
Oil, gas & consumable fuels: 7.77%
ConocoPhillips	272,633	34,248,157
EOG Resources, Inc.	191,704	25,329,850
Exxon Mobil Corp.	292,499	34,593,857
		94,171,864
Financials: 23.57%
Banks: 9.58%
Bank of America Corp.	943,936	34,935,071
Citigroup, Inc.	657,975	40,353,607
JPMorgan Chase & Co.	212,453	40,735,738
		116,024,416
Capital markets: 3.20%
Intercontinental Exchange, Inc.	300,936	38,748,519
Financial services: 7.89%
Berkshire Hathaway, Inc. Class B†	113,879	45,179,216
Fiserv, Inc.†	202,297	30,884,683
Visa, Inc. Class A	72,777	19,548,630
		95,612,529
Insurance: 2.90%
Allstate Corp.	27,486	4,674,269
American International Group, Inc.	405,032	30,502,960
		35,177,229
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 1

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Health care: 13.25%
Biotechnology: 1.44%
Vertex Pharmaceuticals, Inc.†	44,455	$17,462,368
Health care equipment & supplies: 3.12%
Globus Medical, Inc. Class A†	266,033	13,245,783
Medtronic PLC	305,592	24,520,702
		37,766,485
Health care providers & services: 5.92%
Cigna Group	102,468	36,585,175
Humana, Inc.	56,560	17,086,210
Laboratory Corp. of America Holdings	89,680	18,058,862
		71,730,247
Pharmaceuticals: 2.77%
Merck & Co., Inc.	259,750	33,564,895
Industrials: 14.67%
Aerospace & defense: 4.17%
L3Harris Technologies, Inc.	128,119	27,423,872
RTX Corp.	227,993	23,145,849
		50,569,721
Commercial services & supplies: 1.50%
Waste Management, Inc.	87,364	18,173,459
Ground transportation: 2.88%
Canadian Pacific Kansas City Ltd.	444,685	34,876,645
Industrial conglomerates: 1.57%
Honeywell International, Inc.	98,329	18,950,948
Machinery: 0.75%
Caterpillar, Inc.	27,158	9,086,252
Trading companies & distributors: 3.80%
AerCap Holdings NV†	545,444	46,084,564
Information technology: 8.79%
IT services: 3.47%
Accenture PLC Class A	70,725	21,281,860
International Business Machines Corp.	124,740	20,731,788
		42,013,648
Semiconductors & semiconductor equipment: 2.50%
NXP Semiconductors NV	118,591	30,381,828
Software: 2.82%
Cadence Design Systems, Inc.†	42,390	11,683,955
Microsoft Corp.	57,681	22,456,944
		34,140,899
See accompanying notes to portfolio of investments
2 | Allspring Special Large Cap Value Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Materials: 4.82%
Chemicals: 3.66%
CF Industries Holdings, Inc.	268,416	$21,196,811
Sherwin-Williams Co.	77,239	23,141,577
		44,338,388
Construction materials: 1.16%
Vulcan Materials Co.	54,730	14,100,090
Real estate: 5.49%
Office REITs : 1.07%
Boston Properties, Inc.	208,424	12,899,361
Real estate management & development: 2.93%
CBRE Group, Inc. Class A†	408,918	35,530,885
Specialized REITs : 1.49%
Public Storage	69,512	18,034,889
Utilities: 3.62%
Electric utilities: 3.62%
NextEra Energy, Inc.	654,543	43,834,745
Total common stocks (Cost $896,375,503)		1,183,248,598

		Yield
Short-term investments: 2.89%
Investment companies: 2.89%
Allspring Government Money Market Fund Select Class♠∞		5.23%	34,982,413	34,982,413
Total short-term investments (Cost $34,982,413)				34,982,413
Total investments in securities (Cost $931,357,916)	100.55%			1,218,231,011
Other assets and liabilities, net	(0.55)			(6,659,898)
Total net assets	100.00%			$1,211,571,113

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 3

Portfolio of investments—April 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$33,357,878	$183,052,786	$(181,428,251)	$0	$0	$34,982,413	34,982,413	$1,098,973
See accompanying notes to portfolio of investments
4 | Allspring Special Large Cap Value Fund

Notes to portfolio of investments—April 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Large Cap Value Fund | 5

Notes to portfolio of investments—April 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$42,921,154	$0	$0	$42,921,154
Consumer discretionary	50,628,845	0	0	50,628,845
Consumer staples	96,423,725	0	0	96,423,725
Energy	94,171,864	0	0	94,171,864
Financials	285,562,693	0	0	285,562,693
Health care	160,523,995	0	0	160,523,995
Industrials	177,741,589	0	0	177,741,589
Information technology	106,536,375	0	0	106,536,375
Materials	58,438,478	0	0	58,438,478
Real estate	66,465,135	0	0	66,465,135
Utilities	43,834,745	0	0	43,834,745
Short-term investments
Investment companies	34,982,413	0	0	34,982,413
Total assets	$1,218,231,011	$0	$0	$1,218,231,011
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Large Cap Value Fund